LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Land Use Rights [Line Items]
Land use rights, gross	$ 1,199,617	$ 1,199,576
Less: accumulated amortization	(312,429)	(247,958)
Land use rights, net	887,188	951,618
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,475	146,434
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	399,578	399,578
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,564	$ 653,564